Cash Generated by Operations	12 Months Ended
Jun. 30, 2020
Cash Generated By Operations [Abstract]
Cash Generated by Operations
CASH GENERATED BY OPERATIONS

	SA Rand
Figures in million	2020	2019	2018

Reconciliation of loss before taxation to cash generated by operations:

Loss before taxation	(595)	(2 746)	(4 707)
Adjustments for:
Amortisation and depreciation	3 508	4 054	2 570
Impairment of assets	—	3 898	5 336
Share-based payments	180	230	363
Net decrease in provision for post-retirement benefits	(12)	(12)	(10)
Net decrease in provision for environmental rehabilitation	—	(53)	(27)
Loss on scrapping of property, plant and equipment	62	21	1
Profit from associates	(94)	(59)	(38)
Investment income	(375)	(308)	(343)
Finance costs	661	575	330
Inventory adjustments	(70)	(166)	(211)
Foreign exchange translation difference	989	95	668
Non cash portion of gains/losses on derivatives	1 382	(429)	549
Day one loss amortisation	40	32	37
Silicosis settlement provision	(119)	(62)	(68)
Other non-cash adjustments	22	(16)	(72)

Effect of changes in operating working capital items

(Increase)/decrease in Receivables	(349)	32	(106)
(Increase)/decrease in Inventories	(150)	(88)	(351)
Increase/(decrease) in Payables	(49)	54	368

Cash generated by operations	5 031	5 052	4 289

ADDITIONAL CASH FLOW INFORMATION

The income and mining taxes paid in the statement of cash flow represents actual cash paid less refunds received. Investment income from restricted investments is considered non-cash for the purposes of the cash flow statement. Included in investment income is interest earned from restricted investments of R163 million (2019: R168 million) (2018: R157 million).

At 30 June 2020, R1 366 million (2019: R1 277 million) (2018: R845 million) of borrowing facilities had not been drawn and are therefore available for future operational activities and future capital commitments. Refer to note 30.

The share issue costs were accrued at year-end and do not reflect in the financing section of the cash flow.

(a)	Acquisitions of investments/business

The conditions precedent for the acquisition of Moab Khotsong operations were fulfilled in 2018 and the transaction was completed. Refer to note 12 for details on the consideration paid.

(b)	Principal non-cash transactions

Share-based payments (refer to note 34).